Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income taxes [Abstract]
Loss before income tax	$ (68,212)	$ (53,523)	$ (50,494)
Tax at New Zealand tax rate of 28%	(19,099)	(14,986)	(14,138)
Tax effect of: permanent differences (including impairment expense)	16,299	5,108	753
Tax effect of: adjustments in respect of current income tax of previous years	107	32	(522)
Tax effect of: effects of different tax rates of subsidiaries operating in other jurisdictions	(1)	(301)	493
Tax effect of: deferred tax assets relating to the current year not brought to account	2,910	10,163	12,077
Tax effect of: deferred tax assets relating to prior periods no longer recognised (note 31)		701
Tax effect of: other	(12)	65	63
Income tax expense/(benefit)	$ 134	$ 782	$ (1,274)